Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Income Tax Expense
(a)	Income tax expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Current income taxes(*1)	￦	692,870	2,470,416	932,085
Deferred income tax due to temporary differences		(481,303)	(153,919)	(407,958)
Items recorded directly in equity		12,705	(102,670)	(62,593)

Income tax expense	￦	224,272	2,213,827	461,534

(*1)	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.

Income Tax Credit (Charged) Directly to Equity
(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Net changes in fair value of equity investments at fair value through other comprehensive income	￦	26,850	(83,532)	(37,431)
Others		(14,145)	(19,138)	(25,162)

	￦	12,705	(102,670)	(62,593)

Reconciliation of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded
(c)
The following table reconciles the calculated income tax expense based on POSCO HOLDINGS INC’s statutory rate (27.5%) to the actual amount of taxes recorded by the Company for the years ended December 31, 2020, 2021 and 2022.

(in millions of Won)	2020		2021	2022
Profit before income tax expense	￦	1,972,764	9,389,809	4,047,491
Income tax expense computed at statutory rate		533,875	2,572,702	1,101,240
Adjustments:
Tax credits		(90,093)	(313,205)	(133,727)
Additional income tax expense for prior years (Refund of tax for prior years)		(14,362)	(42,667)	22,929
Investment in subsidiaries, associates and joint ventures(*2)		147,874	(111,938)	(413,349)
Tax effects due to permanent differences		2,591	17,811	19,350
Effect of tax rate change		—	—	(180,533)
Others(*1)		(355,613)	91,124	45,624

		(309,603)	(358,875)	(639,706)

Income tax expense	￦	224,272	2,213,827	461,534

Effective tax rate (%)		11.37%	23.58%	11.40%

(*1)
Due to changes in estimation on deductibility of temporary difference related to Synthetic Natural Gas (SNG) facility and Business Combination of Off-gas Power Station Business Sector,
￦
328,453 million of income tax benefit is recognized for the year ended December 31, 2020
.

(*2)
During the year ended December 31, 2022, POSCO HOLDINGS INC. sold certain of its subsidiaries and associates to POSCO, a subsidiary of POSCO HOLDINGS INC., and classified CSP-Compania Siderurgica do Pecem, an investment in joint venture as assets held for sale. This amount includes recognition of deferred tax assets of

￦
451,352
million in connection with these transactions
.

Movements in Deferred Tax Assets (Liabilities)
(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021				2022
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	147,224	(3,866)	143,358	143,358	(12,857)	130,501
PP&E - Depreciation		32,236	(1,328)	30,908	30,908	(6,981)	23,927
Share of profit or loss of equity-accounted investees		219,431	5,135	224,566	224,566	45,072	269,638
Allowance for inventories valuation		11,542	11,441	22,983	22,983	24,582	47,565
PP&E - Revaluation		(1,733,999)	130,616	(1,603,383)	(1,603,383)	1,455,648	(147,735)
Prepaid expenses		19,831	(301)	19,530	19,530	(2,607)	16,923
PP&E - Impairment loss		383,503	70,166	453,669	453,669	(436,570)	17,099
Gain or loss on foreign currency translation		(51,645)	50,540	(1,105)	(1,105)	(12,601)	(13,706)
Defined benefit liabilities		(121,820)	(26,521)	(148,341)	(148,341)	107,924	(40,417)
Provision for construction losses		17,605	(7,415)	10,190	10,190	7,759	17,949
Provision for construction warranty		63,515	10,845	74,360	74,360	(4,089)	70,271
Accrued income		(41,176)	(9,276)	(50,452)	(50,452)	10,690	(39,762)
Provision for accelerated depreciation		(2,915)	(5,595)	(8,510)	(8,510)	(2,728,164)	(2,736,674)
Spin-off		—	—	—	—	2,111,815	2,111,815
Impairment loss on AFS		108,598	9,551	118,149	118,149	(23,607)	94,542
Difference in acquisition costs of treasury shares		69,408	—	69,408	69,408	(25,516)	43,892
Others		392,640	(83,022)	309,618	309,618	99,186	408,804

		(486,022)	150,970	(335,052)	(335,052)	609,684	274,632

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		156,991	(83,532)	73,459	73,459	(37,431)	36,028
Others		153,876	(19,139)	134,737	134,737	(141,788)	(7,051)

		310,867	(102,671)	208,196	208,196	(179,219)	28,977

Deferred tax from tax credit
Tax credit carry-forward and others		72,406	458	72,864	72,864	(1,500)	71,364
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		139,867	105,162	245,029	245,029	(21,008)	224,021

	￦	37,118	153,919	191,037	191,037	407,957	598,994

Summary of Deferred Tax Assets And Liabilities
(e)	Deferred tax assets and liabilities as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021				2022
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	143,526	(168)	143,358	130,700	(199)	130,501
PP&E - Depreciation		97,713	(66,805)	30,908	94,003	(70,076)	23,927
Share of profit or loss of equity-accounted investees		294,505	(69,939)	224,566	284,568	(14,930)	269,638
Allowance for inventories valuation		22,983	—	22,983	47,565	—	47,565
PP&E - Revaluation		—	(1,603,383)	(1,603,383)	—	(147,735)	(147,735)
Prepaid expenses		19,604	(74)	19,530	17,003	(80)	16,923
PP&E - Impairment loss		453,669	—	453,669	17,099	—	17,099
Gain or loss on foreign currency translation		87,947	(89,052)	(1,105)	75,235	(88,941)	(13,706)
Defined benefit liabilities		459,074	(607,415)	(148,341)	550,140	(590,557)	(40,417)
Provision for construction losses		10,190	—	10,190	17,949	—	17,949
Provision for construction warranty		74,360	—	74,360	70,271	—	70,271
Accrued income		—	(50,452)	(50,452)	—	(39,762)	(39,762)
Provision for accelerated depreciation		—	(8,510)	(8,510)	—	(2,736,674)	(2,736,674)
Spin-off		—	—	—	2,112,733	(918)	2,111,815
Impairment loss on AFS		118,149	—	118,149	94,542	—	94,542
Difference in acquisition costs of treasury shares		69,408	—	69,408	43,892	—	43,892
Others		540,588	(230,970)	309,618	468,549	(59,745)	408,804

		2,391,716	(2,726,768)	(335,052)	4,024,249	(3,749,617)	274,632

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		143,956	(70,497)	73,459	105,125	(69,097)	36,028
Others		159,793	(25,056)	134,737	30,370	(37,421)	(7,051)

		303,749	(95,553)	208,196	135,495	(106,518)	28,977

Deferred tax from tax credit
Tax credit carry-forward and others		72,864	—	72,864	71,364	—	71,364
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		513,884	(268,855)	245,029	463,133	(239,112)	224,021

	￦	3,282,213	(3,091,176)	191,037	4,694,241	(4,095,247)	598,994

(f)
As of December 31, 202
2
, deductible temporary differences of
￦
4,532,662 million and taxable temporary differences of
￦
10,640,755 million related to investments in subsidiaries and associates were not recognized as deferred tax assets or liabilities, because it is not probable they will reverse in the foreseeable future.

(g)	The Company recognized current tax payable or receivable at the amount expected to be paid or received that reflects uncertainty related to income taxes.